Borrowings and Debt Securities (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings and Debt Securities [Abstract]
Borrowings and Debt Securities
Borrowings and debt securities as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Current liabilities
Short-term borrowings	￦	1,098,555	1,436,922
Current portion of long-term borrowings		217,579	677,982
Current portion of debt securities		7,545,485	8,565,301
Less : Current portion of discount on long-term borrowings		(1,000)	(1,723)
Less : Current portion of discount on debt securities		(2,780)	(3,677)

		8,857,839	10,674,805

Non-current liabilities
Long-term borrowings	￦	3,411,052	3,018,898
Debt securities		55,716,183	56,188,234
Less : Discount on long-term borrowings		(21,309)	(14,899)
Less : Discount on debt securities		(88,920)	(143,823)
Add: Premium on debt securities		1,696	1,366

		59,018,702	59,049,776

	￦	67,876,541	69,724,581

Repayment schedule of borrowings and debt securities
Repayment schedule of borrowings and debt securities as of December 31, 2019 and 2020 are as follows:

		2019
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,316,134	7,545,485
1~ 5 years		2,113,404	31,552,963
Over 5 years		1,297,648	24,163,220

	￦	4,727,186	63,261,668

		2020
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	2,114,904	8,565,301
1~ 5 years		1,564,252	28,746,117
Over 5 years		1,454,646	27,442,117

	￦	5,133,802	64,753,535

Short-term borrowings
Short-term borrowings as of December 31, 2019 and 2020 are as follows:

2019
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	DB financial investment and others	2.00~2.20	2020.01.13~ 2020.02.05	—	￦	280,000
Foreign short-term borrowings	LG-CNS	4.60	2020.06.30	USD 23,699		27,439
Foreign short-term borrowings	BDO Unibank	3M BVAL + 0.50	2020.12.20	PHP 225,000		5,130
Foreign short-term borrowings	Mizuho Bank	4.60	2020.06.30	USD 11,027	￦	12,767
Electronic short-term bonds	Mirae asset daewoo and others	1.72~2.20	2020.01.10~ 2020.02.05	—		400,000
Local bank overdraft	Korea development Bank and others	1.98~2.75	2020.01.01~ 2020.04.16	—		373,219

					￦	1,098,555

2020
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	DB financial investment and others	0.80~4.60	2021.01.05 ~2021.12.31	—	￦	580,004
Electronic short-term bonds	KB Securities and others	0.75~1.35	2021.01.13 ~ 2021.03.18	—		470,000
Foreign short-term borrowings	Shinhan Bank	0.71~0.74	2021.01.04 ~ 2021.03.31	USD 55,393		60,268
Foreign short-term borrowings (*)	Korea Development Bank and others	1M Libor + 1.25	2022.04.29	USD 73,704		81,290
Local bank overdraft	Woori Bank	Standard overdraft rate + 1.26	2021.02.26	—		29,960
Local bank overdraft	Korea Development Bank and others	1.42~1.88	2021.01.07 ~ 2021.04.26	—		215,400

					￦	1,436,922

(*)	The contractual maturity is 2022 but is classified as short-term borrowing due to intention of early redemption in 3 months after borrowing.

Long-term borrowings
Long-term borrowings as of December 31, 2019 and 2020 are as follows:

2019
Type		Interest rate (%)		Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50		2020~2044	—	￦	3,500
	Facility	2.50~4.60		2023~2028	—		59,845
	Operating funds	2.33~3.04		2020~2022	—		55,000
	Operating funds	1yr KoFC bond rate +0.95		2020~2022	—		24,000
Hana Bank	Commercial Paper	3M CD+0.13~0.32		2021~2024	—	￦	1,150,000
	Facility	4.60		2028	—		12,466
	Facility	3yr KTB rate-1.25		2020~2028	—		6,699
IBK	PF Refinancing	CD+1.25		2030	—		10,497
Export-Import Bank of Korea	Project loans	1.50		2026	—		19,150
	Operating funds	2.21		2020	—		35,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25		2023~2025	—		4,350
	Facility	3yr KTB rate-2.25		2020~2024	—		2,058
	Project loans	—		2023	—		1,197
	Others	KTB rate-2.25		2024~2028	—		15,696
Shinhan Bank	Facility	CB rate+1.10		2028	—		18,698
	Others	3.95		2035	—		99,146
	Others	Standard overdraft rate+1.00		2035	—		99,146
Kookmin Bank	Facility	3.16		2020	—		10,000
	Facility	MOR+0.79		2023	—		23,333
Others	Facility	1.75~6.80		2026~2036	—		390,044
	Facility	CB rate+1.10~1.60 Standard overdraft rate+2.45		2023~2036	—		111,834
	PF Refinancing	4.10		2030	—		29,159
	Others	4.50~7.90		2022~2039	—		102,348

							2,283,166

Foreign long-term borrowings
Korea Energy Agency	Project loans	—		2021~2023	USD 8,744		10,123
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20		2036	USD 101,912		117,994
	Direct loan and others	3M Libor+2.75~3.70		2027	JOD 146,380		239,039
	PF Loan	6M Libor+2.50~2.70		2032	USD 118,684		137,412
	Others	3.88		2021	USD 289,709		334,685
SCNT and others	Shareholder’s loan	6.50~8.00		2023	USD 13,000		15,051
	Shareholder’s loan	8.00		2031	JOD 4,853		7,925
Samsung Life Insurance and others	Syndicated Loan		3.10		2032		JPY 4,981,038	￦	52,972
Woori Bank and others	Syndicated Loan		JPY 6M Libor+2.00		2032		JPY 3,213,121		34,171
IFC and others	Others		6M Libor+5.00		2031		PKR 37,252,930		278,652
Federal Financing Bank and others	PF Loan		2.39~13.00		2031~2038		USD 101,380		117,377
Others	Others		—		—		USD 57		64

									1,345,465

									3,628,631
Less : Discount on long-term borrowings									(22,309)
Less : Current portion of long-term borrowings									(217,579)
Add : Current portion of discount on long-term borrowings									1,000

								￦	3,389,743

2020
Type		Interest rate (%)	Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2021~2044	—	￦	2,946
	Facility	2.50~4.60	2021~2028	—		50,293
	Operating funds	2.33	2022	—		20,000
	Operating funds	1yr KoFC bond rate + 0.81~0.95	2022~2023	—		24,300
Hana Bank	Commercial Paper	3M CD+0.13~0.32	2021~2024	—		1,150,000
	Facility	4.60	2028	—		11,088
	Facility	3yr KTB rate-1.25 Standard overdraft rate+1.50~2.45	2021~2035	—		43,419
IBK	PF Refinancing	CD+1.25	2030	—		9,543
Export-Import Bank of Korea	Project loans	1.50	2026	—		16,204
	Facility	1.32	2028	—		32,000
	Operating funds	1.78	2023	—		15,700
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025	—		2,509
	Facility	3yr KTB rate-2.25	2021~2024	—		1,527
	Project loans	—	2023	—		1,197
	Others	KTB rate-2.25	2024~2028	—		14,045
Shinhan Bank	Facility	CB rate+1.10	2028	—	￦	16,632
	Others	3.95	2034	—		89,257
	Others	Standard overdraft rate+1.00	2034	—		89,257
Kookmin Bank	Facility	MOR+0.79 3M CD+1.79	2021~2031	—		46,512
Others	Facility	1.75~6.80	2026~2037	—		510,262
	Facility	CB rate+1.10~1.20 3M CD+1.60 Standard overdraft rate+1.50~2.45	2023~2037	—		89,506
	PF Refinancing	4.10	2030	—		26,509
	Others	3.90~7.90	2023~2039	—		222,356

						2,485,062

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2021~2023	USD 8,744		9,513
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20	2036	USD 96,014		104,463
	Direct loan and others	3M LIBOR+2.75~3.70	2027	JOD 132,228		202,912
	PF Loan	6M LIBOR+1.70~2.50	2032	USD 111,225		121,013
	Others	3.88	2021	USD 289,509		314,986
POSCO and others	Shareholder’s loan	8.00	2023	USD 14,061		15,298
	Shareholder’s loan	8.00	2031	JOD 4,853		7,447
Samsung Life Insurance and others	Syndicated Loan	3.10	2032	JPY 4,682,816		49,369
Woori Bank and others	Syndicated Loan	JPY 6M Libor+2.00	2032	JPY 3,020,746		31,847
IFC and others	Others	6M Libor+5.00	2031	USD 224,115		243,837
Federal Financing Bank and others	PF Loan	2.39~6.00	2031~2038	USD 97,347		105,913
Others	Others	—	—	USD 4,798		5,220

						1,211,818
						3,696,880
Less: Discount on long-term borrowings						(16,622)
Less: Current portion of long-term borrowings						(677,982)
Add: Current portion of discount on long-term borrowings						1,723

					￦	3,003,999

Local debt securities
Local debt securities as of December 31, 2019 and 2020 are as follows:

	Issue date	Maturity	Interest rate (%)		2019	2020
	In millions of won
Electricity Bonds	2011.05.06~ 2020.11.04	2021.02.08~ 2049.10.24	1.02~4.58	￦	28,450,000	27,810,000
Corporate Bonds(*)	2009.10.16~ 2020.12.22	2021.01.11~ 2050.12.22	1.00~6.00		24,463,577	26,463,577

					52,913,577	54,273,577
Less : Discount on local debt securities					(42,274)	(46,730)
Less : Current portion of local debt securities					(6,340,000)	(7,243,217)
Add : Current portion of discount on local debt securities					1,409	2,108

				￦	46,532,712	46,985,738

(*)

Among the corporate bonds, each holder of Hee mang sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦2,697 million, may exercise the right of early redemption on the 5th year (March 31, 2021) from the date of issuance of the bond and every year on March 31 thereafter, until the year before the redemption date.

Foreign debt securities
Foreign debt securities as of December 31, 2019 and 2020 are as follows:

	2019
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~7.95	USD 249,074	￦	288,379
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		364,379
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		332,196
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		578,900
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		868,350
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		263,361
FY-14	2014.07.30~ 2014.12.02	2020.06.02~ 2029.07.30	2.50~3.57	USD 600,000		694,680
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		347,340
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		347,340
FY-17	2017.04.12~ 2017.07.25	2020.04.12~ 2027.07.25	2.38~3.13	USD 1,100,000		1,273,580
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		51,897
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		55,737
FY-18	2018.01.29~ 2018.07.25	2021.01.29~ 2023.07.25	3.00~3.88	USD 1,800,000		2,084,040
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		245,289
FY-19	2019.01.22~ 2019.06.24	2022.01.22~ 2024.06.24	2.50~3.38	USD 800,000		926,240
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000	￦	239,104
FY-19	2019.07.19	2024.07.19~ 2027.07.19	0.00~0.05	CHF 300,000		358,656
FY-19	2019.07.22	2022.07.22	2.38	USD 300,000		347,340
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		243,102
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 378,460		438,181

						10,348,091
Less : Discount on foreign debt securities						(49,426)
Add : Premium on foreign debt securities						1,696
Less : Current portion of foreign debt securities						(1,205,485)
Add : Current portion of discount on foreign debt securities						1,371

					￦	9,096,247

	2020
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~7.95	USD 278,701	￦	303,227
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		342,412
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		312,169
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		544,000
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		816,000
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		108,800
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		326,400
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		326,400
FY-17	2017.06.19~ 2017.07.25	2022.06.19~ 2027.07.25	2.63~3.13	USD 800,000		870,400
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		53,530
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		59,747
FY-18	2018.01.29~ 2018.07.25	2021.01.29~ 2023.07.25	3.00~3.88	USD 1,800,000		1,958,400
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		231,578
FY-19	2019.01.22~ 2019.06.24	2022.01.22~ 2024.06.24	2.50~3.38	USD 800,000		870,400
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		246,866
FY-19	2019.07.19	2024.07.19~ 2027.07.19	0.00~0.05	CHF 300,000		370,299
FY-19	2019.07.22	2022.07.22	2.38	USD 300,000		326,400
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000	￦	250,968
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 387,098		421,163
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		326,400
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		544,000
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		544,000
FY-20	2020.08.03	2026.02.03	0.61	USD 300,000		326,399

						10,479,958
Less : Discount on foreign debt securities						(100,770)
Add : Premium on foreign debt securities						1,366
Less : Current portion of foreign debt securities						(1,322,084)
Add : Current portion of discount on foreign debt securities						1,569

					￦	9,060,039

Changes in borrowings and debt securities
Changes in borrowings and debt securities for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	61,034,627	67,876,541
Cash flow		6,342,074	2,538,787
Effect of exchange rate fluctuations		494,414	(640,304)
Increase from the business combination		2,900	—
Others		2,526	(50,443)

Ending balance	￦	67,876,541	69,724,581